COLT 2021-3 ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - 8/20/2021 3:46:13 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	284	0.00%	284
City	0	284	0.00%	284
Contract Sales Price	7	213	3.29%	284
Doc Type	97	221	43.89%	284
LTV Valuation Value	4	284	1.41%	284
Margin	47	284	16.55%	284
Occupancy	0	284	0.00%	284
Original Interest Rate	5	284	1.76%	284
Original Loan Amount	0	284	0.00%	284
Original LTV	2	284	0.70%	284
Original Term	0	284	0.00%	284
Property Type	37	284	13.03%	284
Purpose	0	284	0.00%	284
Refi Purpose	0	82	0.00%	284
Representative FICO	11	283	3.89%	284
State	0	284	0.00%	284
Total	210	4,207	4.99%	284